Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Schedule of related party balances

Related party balances consist of the following:

	June 30, 2018	December 31, 2017
	(In thousands)
Receivables from sale of POS devices and peripherals	$1,451	$1,609
Receivables from related companies	18	974
Notes receivable, short term	172	42

Due from related parties, short term	$1,641	$2,625

Notes receivable, long term	—	109

Due from related parties, long term	$—	$109

Liabilities to related companies	5,398	7,847

Due to related parties, short term	$5,398	$7,847

ISO commission reserve	560	675

Due to related parties, long term	$560	$675

Predecessor
Schedule of related party balances

Related party balances consist of the following as of December 31, 2017 and 2016, respectively:

	2017	2016
	(In thousands)
Receivables from sale of POS devices and peripherals	$1,609	$1,511
Receivables from related companies	974	2,109
Notes receivable, short term	42	968

Due from related parties, short term	$2,625	$4,588

Notes receivable, long term	109	2,544

Due from related parties, long term	$109	$2,544

Liabilities to related companies	7,847	11,133

Due to related parties, short term	$7,847	$11,133

ISO commission reserve	675	1,225

Due to related parties, long term	$675	$1,225